Basis of accounting - Additional Information (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) shares
Basis of accounting
Financial assets and applicable taxes derecognised	R$ 734,903
Investment in subsidiary recorded	329,118
Amount recognized in capital reserve	R$ 313,758
Rumo S.A. [member]
Basis of accounting
Number of shares owned | shares	40,065,607
Shareholding percentage	2.16%
Cosan Logística [Member]
Basis of accounting
Number of shares owned | shares	477,196
Shareholding percentage	0.10%